CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 $ / shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 shares
Accrued payroll and welfare payable (including accrued payroll and welfare payable of the consolidated VIEs without recourse to 500.com Limited of RMB24,828 and RMB14,896 (US$2,300) as of December 31, 2014 and 2015, respectively)	$ 2,453	¥ 15,890		¥ 30,634
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to 500.com Limited of RMB100,367 and RMB127,897 (US$19,744) as of December 31, 2014 and 2015, respectively)	21,707	140,612		117,992
Income tax payable (including income tax payable of the consolidated VIEs without recourse to 500.com Limited of RMB4,680 and RMB1,061 (US$164) as of December 31, 2014 and 2015, respectively)	187	1,214		9,250
Long-term payables (including long-term payables of the consolidated VIEs without recourse to 500.com Limited of RMB42,540 and RMB 45,380 (US$7,006) as of December 31, 2014 and 2015, respectively)	$ 7,244	¥ 46,928		¥ 44,194
Ordinary shares, par value | $ / shares	$ 0.00005
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to 500.com Limited of Nil and RMB 13,411 (US$2,070) as of December 31, 2014 and 2015, respectively)	$ 2,070	¥ 13,411
Accounts payable (including accounts payable of the consolidated VIEs without recourse to 500.com Limited of Nil and RMB106 (US$16) as of December 31, 2014 and 2015, respectively)	$ 16	¥ 106
Class A Ordinary shares [Member]
Ordinary shares, par value | $ / shares	$ 0.00005		$ 0.00005
Ordinary shares, shares authorized	700,000,000	700,000,000		700,000,000
Ordinary shares, shares issued	334,034,932	334,034,932		254,844,582	66,539,000
Ordinary shares, shares outstanding	334,034,932	334,034,932		254,844,582	66,539,000
Class B Ordinary shares [Member]
Ordinary shares, par value | $ / shares	$ 0.00005		$ 0.00005
Ordinary shares, shares authorized	300,000,000	300,000,000		300,000,000
Ordinary shares, shares issued	84,999,159	84,999,159		96,634,529	262,197,451
Ordinary shares, shares outstanding	84,999,159	84,999,159		96,634,529	262,197,451
Variable Interest Entity, Primary Beneficiary [Member]
Accrued payroll and welfare payable (including accrued payroll and welfare payable of the consolidated VIEs without recourse to 500.com Limited of RMB24,828 and RMB14,896 (US$2,300) as of December 31, 2014 and 2015, respectively)	$ 2,300	¥ 14,896		¥ 24,828
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to 500.com Limited of RMB100,367 and RMB127,897 (US$19,744) as of December 31, 2014 and 2015, respectively)	19,744	127,897		100,367
Income tax payable (including income tax payable of the consolidated VIEs without recourse to 500.com Limited of RMB4,680 and RMB1,061 (US$164) as of December 31, 2014 and 2015, respectively)	164	1,061		4,680
Long-term payables (including long-term payables of the consolidated VIEs without recourse to 500.com Limited of RMB42,540 and RMB 45,380 (US$7,006) as of December 31, 2014 and 2015, respectively)	7,006	45,380		¥ 42,540
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to 500.com Limited of Nil and RMB 13,411 (US$2,070) as of December 31, 2014 and 2015, respectively)	2,070	13,411
Accounts payable (including accounts payable of the consolidated VIEs without recourse to 500.com Limited of Nil and RMB106 (US$16) as of December 31, 2014 and 2015, respectively)	$ 16	¥ 106